Related parties - Additional Information (Details) - personnel	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Number of executive officers	6	6	6
Number of non-executive officers	6	7	7